EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.1 - Schedule 5

Fields Reviewed	Discrepancy Count	Percentage
Loan Purpose	113	30.87%
LTV	173	47.27%
Maturity Date	34	9.29%
Occupancy Type	67	18.31%
Original Interest Rate	183	50.00%
Original Loan Amount	194	53.01%
Originator Back-End DTI	7	1.91%
Property Type	4	1.09%